Qualitative and quantitative information on financial risk (Details) € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Currency risk management
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, percent	10.00%
Potential impact on Income Statement from change in risk rates	€ 163
Potential impact on Other Comprehensive Income from change in risk rates	€ 1,436
Interest rate risk management
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, percent	0.50%
Potential impact on net financial expenses from change in risk rates	€ 19
Interest rate risk management | Fixed interest rate
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, percent	0.50%
Potential impact on Other Comprehensive Income from change in risk rates	€ (58)
Potential impact in the operating income from change in risk rates	€ (28)
Interest rate risk management | Floating interest rate
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, percent	0.50%
Potential impact on net financial expenses from change in risk rates	€ 173
Commodity price risk management
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, percent	10.00%
Potential impact on Other Comprehensive Income from change in risk rates	€ (501)